Inventories	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Inventories

8 Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is recorded at the weighted average cost. In the case of manufactured inventories, besides raw materials and other consumables, cost includes an appropriate share of production overheads based on normal operating capacity.

	2022	2021

Finished goods	8,558,025	9,271,708
Semi-finished goods	663,182	568,914
Raw materials, production inputs and packaging	2,747,525	3,356,660
Maintenance materials	869,953	766,994
Advances to suppliers	124,285	62,573
Imports in transit	1,067,094	2,308,252
Total	14,030,064	16,335,101

The effect of the provision for inventories at the year is shown below:

		2022	2021	2020

Balance at the beginner of the year		82,218	122,572	82,195

Additions	(i)	533,471	97,911	120,483
Utilization/reversals		(103,583)	(138,265)	(80,106)

Balance at the end of the year		512,106	82,218	122,572

(i)	The increase in the provision refers mainly to the net realizable value of inventories in certain product lines, which is explained by the lower sales prices compared to the values of inventories recorded on the balance sheet due to the current economic scenario.